UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the 12 months ended December 31, 2012, the Great-West Templeton Global Bond Fund (Initial Class shares) returned 14.76%, while its benchmark, the Citigroup World Government Bond Index, returned 1.65%.

The global economic recovery was mixed during the year. Emerging markets continued to lead the recovery with many economies returning to and exceeding pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, also enjoyed relatively strong recoveries, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. Nonetheless, economic reports from the largest economies proved inconsistent with some dire predictions of a severe global economic slowdown.

As part of the Fund’s investment strategy, we used currency forward contracts to hedge or gain exposure to various currencies. Overall, our diversified currency exposure contributed to absolute and relative performance, and exposures in Latin America and Asia ex-Japan were among the largest contributors. As the Japanese yen depreciated against the U.S. dollar during the year, the Fund’s net negative position in the currency, achieved via the use of currency forward contracts, contributed meaningfully to performance. Exposure to peripheral European currencies positioned against the euro also added to performance. However, as the euro appreciated against the U.S. dollar during the year, our net negative position in the monetary union’s currency detracted from performance. We maintained a defensive approach with respect to interest rate risk in developed and emerging markets. Nevertheless, select duration exposures in Asia and Latin America supported absolute and relative performance. The Fund’s sovereign credit exposures also contributed to absolute and relative performance.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Citigroup World Government Bond Index
	10,000.00	10,000.00
2003	10,736.00	11,491.00
2004	11,255.62	12,680.32
2005	11,325.41	11,807.91
2006	13,007.23	12,530.56

2007	14,772.31	13,902.65
2008	15,429.68	15,416.65
2009	17,699.39	15,809.78
2010	19,632.07	16,627.14
2011	19,312.07	17,682.97
2012	22,162.53	17,974.73

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	14.76%	8.45%	8.28%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2012

Country	% of Fund Investments
Australia	5.90%
Brazil	5.00%
Hungary	3.86%
Iceland	0.35%
Indonesia	3.96%
Ireland	10.03%
Israel	1.63%
Lithuania	0.87%
Malaysia	12.44%
Mexico	7.42%
Peru	2.02%
Philippines	0.60%
Poland	13.24%
Russia	2.20%
Serbia	0.65%
Singapore	2.70%
Slovenia	0.43%
South Korea	15.08%
Sweden	5.18%
Ukraine	3.73%
United States	1.72%
Venezuela	0.23%
Vietnam	0.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 – 12/31/12)
Actual	$1,000.00	$1,086.10	$6.88

Hypothetical (5% return before expenses)	$1,000.00	$1,018.67	$6.66

*Expenses are equal to the Fund’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

BONDS AND NOTES
Foreign Government Obligations — 73.39%
$ 1,080,000	Australia Government Bond
	AUD, 6.50%, 05/15/2013	$1,136,761
	Bank Negara Malaysia Monetary Notes
45,000	MYR, 2.76%, 01/22/2013	14,691
435,000	MYR, 2.99%, 05/02/2013	140,842
2,500,000	MYR, 3.01%, 05/23/2013	808,013
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015	3,393,749
424	BRL, 6.00%, 08/15/2016	527,155
400	BRL, 6.00%, 08/15/2018	514,261
100,000	BRL, 6.00%, 05/15/2045	1,495,253
	Brazil Notas do Tesouro Nacional Serie F
920,000	BRL, 10.00%, 01/01/2014	4,608,591
140,000	BRL, 10.00%, 01/01/2017	720,274
3,710,000	Export-Import Bank of Korea(a) SEK, 1.45%, 05/19/2014	571,406
	Financing of Infrastructural Projects State Enterprise(a)
100,000	8.38%, 11/03/2017	97,500
200,000	7.40%, 04/20/2018	184,000
	Hungary Government Bond
27,100,000	HUF, 6.75%, 02/12/2013	122,909
22,100,000	HUF, 7.50%, 10/24/2013	101,563
53,900,000	HUF, 5.50%, 02/12/2014	244,586
161,190,000	HUF, 6.75%, 08/22/2014	745,758
24,500,000	HUF, 8.00%, 02/12/2015	116,671
41,280,000	HUF, 7.75%, 08/24/2015	196,580
39,000,000	HUF, 5.50%, 02/12/2016	175,968
34,500,000	HUF, 6.75%, 02/24/2017	161,303
153,680,000	HUF, 6.75%, 11/24/2017	721,198
34,200,000	HUF, 6.50%, 06/24/2019	159,581
2,500,000	HUF, 7.50%, 11/12/2020	12,378
22,200,000	HUF, 7.00%, 06/24/2022	106,964
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	52,006
910,000	EUR, 5.75%, 06/11/2018	1,239,238
1,195,000	6.25%, 01/29/2020	1,318,981
1,100,000	EUR, 3.88%, 02/24/2020	1,340,391
1,310,000	6.38%, 03/29/2021	1,446,240
710,000	Iceland Government International Bond(a)
	5.88%, 05/11/2022	792,680
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	2,922,853
10,000,000,000	IDR, 11.50%, 09/15/2019	1,414,857
25,300,000,000	IDR, 11.00%, 11/15/2020	3,613,881
3,510,000,000	IDR, 12.90%, 06/15/2022	564,473
2,400,000,000	IDR, 12.00%, 09/15/2026	391,716
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	3,705,051
	Ireland Government Bond
615,000	EUR, 4.60%, 04/18/2016	859,831
1,828,000	EUR, 5.50%, 10/18/2017	2,635,464
717,000	EUR, 4.50%, 10/18/2018	984,190
1,769,000	EUR, 4.40%, 06/18/2019	2,343,313

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 3,445,000	EUR, 5.90%, 10/18/2019	$4,974,242
1,609,000	EUR, 4.50%, 04/18/2020	2,123,753
4,305,000	EUR, 5.00%, 10/18/2020	5,826,774
2,106,000	EUR, 5.40%, 03/13/2025	2,825,412
	Israel Government Bond - Fixed
3,872,000	ILS, 5.00%, 03/31/2013	1,083,984
9,442,000	ILS, 3.50%, 09/30/2013	2,581,905
9,100,000	Kommuninvest I Sverige AB SEK, 2.25%, 05/05/2014	1,419,839
	Korea Monetary Stabilization Bond
44,080,000	KRW, 3.83%, 04/02/2013	41,281
441,000,000	KRW, 3.38%, 05/09/2013	412,799
140,520,000	KRW, 3.76%, 06/02/2013	131,785
302,220,000	KRW, 3.28%, 06/09/2013	282,909
5,232,220,000	KRW, 3.90%, 08/02/2013	4,919,196
421,310,000	KRW, 3.59%, 10/02/2013	395,914
211,550,000	KRW, 3.48%, 12/02/2013	198,866
290,870,000	KRW, 3.47%, 02/02/2014	273,644
427,490,000	KRW, 3.59%, 04/02/2014	403,161
506,810,000	KRW, 3.28%, 06/02/2014	476,485
222,300,000	KRW, 2.82%, 08/02/2014	207,665
886,200,000	KRW, 2.78%, 10/02/2014	827,215
313,810,000	KRW, 2.84%, 12/02/2014	293,247
	Korea Treasury Bond
673,720,000	KRW, 5.25%, 03/10/2013	632,131
12,188,630,000	KRW, 3.75%, 06/10/2013	11,433,130
12,932,270,000	KRW, 3.00%, 12/10/2013	12,104,185
155,590,000	KRW, 3.50%, 06/10/2014	146,736
183,000,000	KRW, 3.25%, 12/10/2014	172,317
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	1,055,025
730,000	6.13%, 03/09/2021(a)	898,849
	Malaysia Government Bond
10,988,000	MYR, 3.70%, 02/25/2013	3,596,457
2,915,000	MYR, 3.70%, 05/15/2013	955,444
1,935,000	MYR, 3.21%, 05/31/2013	633,149
2,345,000	MYR, 3.46%, 07/31/2013	768,621
20,000	MYR, 8.00%, 10/30/2013	6,803
8,520,000	MYR, 5.09%, 04/30/2014	2,859,889
4,145,000	MYR, 3.43%, 08/15/2014	1,363,866
	Malaysia Treasury Bill
40,000	MYR, 2.58%, 01/25/2013	13,057
100,000	MYR, 2.97%, 03/22/2013	32,487
30,000	MYR, 2.99%, 05/03/2013	9,712
100,000	MYR, 3.01%, 05/31/2013	32,299
	Mexican Bonos
52,407,000	MXP, 9.00%, 06/20/2013	4,137,547
52,430,000	MXP, 8.00%, 12/19/2013	4,186,487
3,317,000	MXP, 7.00%, 06/19/2014	264,863
54,300,000	MXP, 9.50%, 12/18/2014	4,572,298
19,400,000	MXP, 8.00%, 12/17/2015	1,626,795
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014	159,018
1,045,000	MXP, 5.00%, 06/16/2016	444,309
1,048,000	MXP, 3.50%, 12/14/2017	438,293
721,000	MXP, 4.00%, 06/13/2019	318,604
567,000	MXP, 2.50%, 12/10/2020	232,813
	New South Wales Treasury Corp
5,540,000	AUD, 5.50%, 08/01/2013	5,838,571

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 1,450,000	AUD, 5.50%, 03/01/2017	$1,638,873
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	4,552,386
	Philippine Government Bond
3,780,000	PHP, 5.25%, 01/07/2013	92,101
14,640,000	PHP, 8.75%, 03/03/2013	361,413
3,360,000	PHP, 6.25%, 01/27/2014	86,303
3,200,000	PHP, 7.00%, 01/27/2016	86,384
1,710,000	PHP, 9.13%, 09/04/2016	49,638
	Poland Government Bond
8,355,000	PLN, 5.25%, 04/25/2013	2,715,203
4,500,000	PLN, 3.07%, 07/25/2013	1,429,142
8,395,000	PLN, 5.00%, 10/24/2013	2,753,237
36,975,000	PLN, 3.06%, 01/25/2014	11,567,418
9,935,000	PLN, 5.75%, 04/25/2014	3,316,332
2,490,000	PLN, 3.13%, 07/25/2014	766,947
1,580,000	PLN, 5.50%, 04/25/2015	537,281
2,330,000	PLN, 6.25%, 10/24/2015	815,445
4,072,000	PLN, 5.15%, 01/25/2017(b)	1,322,777
4,130,000	PLN, 5.15%, 01/25/2021(b)	1,328,741
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	3,241,472
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013	2,058,706
2,465,000	AUD, 6.00%, 08/21/2013	2,609,390
	Republic of Serbia(a)
410,000	5.25%, 11/21/2017	425,375
900,000	7.25%, 09/28/2021	1,035,000
3,844,000	Russian Foreign Bond - Eurobond(c)
	2.53%, 03/31/2030	4,937,234
	Singapore Government Bond
1,070,000	SGD, 1.63%, 04/01/2013	878,764
6,360,000	SGD, 0.25%, 02/01/2014	5,205,584
920,000	Slovenia Government International Bond(a)
	5.50%, 10/26/2022	966,000
	Sweden Government Bond
34,460,000	SEK, 1.50%, 08/30/2013	5,329,095
19,260,000	SEK, 6.75%, 05/05/2014	3,196,198
	Ukraine Government International Bond(a)
100,000	7.65%, 06/11/2013	101,000
100,000	EUR, 4.95%, 10/13/2015	128,036
860,000	6.25%, 06/17/2016	853,550
855,000	6.58%, 11/21/2016	853,974
770,000	9.25%, 07/24/2017	835,450
1,480,000	7.75%, 09/23/2020	1,520,700
3,280,000	7.95%, 02/23/2021	3,394,800
420,000	7.80%, 11/28/2022	422,158
510,000	Venezuela Government International Bond
	10.75%, 09/19/2013	524,025
1,505,000	Vietnam Government International Bond(a)
	6.75%, 01/29/2020	1,715,700

		204,988,783

Principal Amount		Value

Municipal Bonds and Notes — 0.05%
$ 140,000	County of Bexar Texas
	5.25%, 08/15/2047	$157,313

TOTAL BONDS AND NOTES — 73.44% (Cost $180,790,443)		$205,146,096

SHORT TERM INVESTMENTS
	Bank Negara Malaysia Monetary Notes
1,780,000	MYR, 2.25%, 01/15/2013	581,541
760,000	MYR, 3.00%, 06/11/2013	245,266
2,290,000	MYR, 3.00%, 06/18/2013	738,593
3,845,000	MYR, 3.00%, 06/20/2013	1,239,919
2,182,000	MYR, 1.84%, 01/10/2013	713,178
4,230,000	MYR, 2.35%, 01/17/2013	1,381,745
7,280,000	MYR, 2.78%, 02/19/2013	2,371,647
9,910,000	MYR, 2.93%, 02/26/2013	3,225,922
340,000	MYR, 3.00%, 05/14/2013	109,971
30,000	MYR, 3.00%, 10/31/2013	9,570
1,270,000	MYR, 3.01%, 06/04/2013	410,061
620,000	MYR, 3.01%, 11/19/2013	197,451
640,000	MYR, 6.42%, 06/27/2013	202,935
530,000	MYR, 6.17%, 07/04/2013	168,058
3,010,000	MYR, 3.00%, 12/12/2013	956,901
480,000	MYR, 5.73%, 07/18/2013	152,201
440,000	MYR, 3.02%, 07/11/2013	141,636
1,335,000	MYR, 3.02%, 07/25/2013	429,243
50,000	MYR, 2.95%, 03/07/2013	16,264
910,000	MYR, 2.22%, 08/06/2013	293,678
715,000	MYR, 2.95%, 03/12/2013	232,477
360,000	MYR, 2.99%, 03/14/2013	117,025
1,130,000	MYR, 3.01%, 08/15/2013	362,703
490,000	MYR, 2.99%, 08/27/2013	157,146
1,000,000	MYR, 3.01%, 09/05/2013	320,425
2,320,000	MYR, 3.01%, 09/17/2013	742,655
1,320,000	MYR, 3.01%, 09/26/2013	422,234
2,245,000	MYR, 3.00%, 10/10/2013	717,366
70,000	MYR, 2.80%, 10/22/2013	22,346
190,000	MYR, 3.01%, 05/28/2013	61,383
	Hungary Treasury Bill
11,700,000	HUF, 5.34%, 07/24/2013	51,457
12,800,000	HUF, 5.37%, 05/29/2013	56,745
55,900,000	HUF, 5.42%, 09/18/2013	243,725
14,310,000	HUF, 4.86%, 01/23/2013	64,631
4,157,000	Mexico Cetes
	MXP, 4.65%, 09/19/2013	311,128
	Philippine Treasury Bill
690,000	PHP, 0.66%, 07/24/2013	16,741
8,420,000	PHP, 0.57%, 03/06/2013	204,846
10,920,000	PHP, 1.84%, 11/13/2013	261,729
2,880,000	PHP, 0.50%, 02/20/2013	70,088
5,200,000	PHP, 0.77%, 09/04/2013	125,979

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

	Sweden Treasury Bill
3,300,000	SEK, 0.88%, 06/19/2013		505,381
7,820,000	SEK, 1.28%, 03/20/2013		1,199,163

TOTAL SHORT TERM INVESTMENTS — 7.11% (Cost $19,828,740)		$	19,853,153

TOTAL INVESTMENTS — 80.55% (Cost $200,619,183)		$	224,999,249

OTHER ASSETS & LIABILITIES, NET — 19.45%		$	54,326,297

TOTAL NET ASSETS — 100.00%		$	279,325,546

(a)	Restricted security; at December 31, 2012, the aggregate cost and fair value of restricted securities was $13,393,178 and $14,796,178, respectively, representing 5.30% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2012. Maturity date disclosed represents final maturity date.

At December 31, 2012, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	CLP	118,300,000	USD	238,652	February 2013	$6,742
BB	CLP	309,000,000	USD	620,652	March 2013	19,133
CIT	CLP	205,770,000	USD	413,110	February 2013	13,135
CIT	CLP	137,620,000	USD	260,521	May 2013	20,853
DB	CLP	119,850,000	USD	235,879	April 2013	11,133
DB	CLP	196,499,000	USD	372,192	June 2013	29,396
DB	CLP	808,940,000	USD	1,615,632	February 2013	60,789
DB	CLP	1,002,960,000	USD	1,994,514	March 2013	78,957
DB	CLP	940,970,000	USD	1,850,951	January 2013	105,203
JPM	CLP	60,820,000	USD	119,901	January 2013	6,465
JPM	CLP	109,000,000	USD	218,437	March 2013	6,620
JPM	CLP	356,400,000	USD	715,431	February 2013	23,028
MS	CLP	47,000,000	USD	91,887	March 2013	5,291
MS	CLP	233,400,000	USD	443,305	January 2013	43,009
MS	CLP	916,570,000	USD	1,838,528	February 2013	62,163
MS	CLP	594,930,000	USD	1,142,813	May 2013	75,383
DB	INR	79,075,000	USD	1,453,829	January 2013	(18,339)
DB	INR	52,965,000	USD	964,878	April 2013	(15,420)
DB	INR	44,845,000	USD	810,126	March 2013	(1,669)
HSB	INR	64,100,000	USD	1,246,523	February 2013	(85,118)
HSB	INR	42,468,000	USD	779,887	January 2013	(9,468)
HSB	INR	37,823,000	USD	684,172	March 2013	(2,529)
JPM	INR	58,459,000	USD	1,063,632	April 2013	(16,236)
JPM	INR	10,300,000	USD	198,731	February 2013	(12,083)
JPM	INR	22,077,000	USD	411,812	January 2013	(10,229)
JPM	INR	8,994,000	USD	162,581	March 2013	(828)
JPM	KRW	9,272,549,000	USD	8,148,826	February 2013	533,486
HSB	MXP	25,646,790	USD	1,912,270	March 2013	70,014
DB	MYR	654,360	USD	210,000	November 2013	1,038
DB	MYR	120,000	USD	37,377	July 2013	1,539

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	MYR	2,960,735	USD	948,208	October 2013	8,090
HSB	MYR	1,758,089	USD	569,495	October 2013	(1,766)
HSB	MYR	692,000	USD	224,632	February 2013	1,448
HSB	MYR	3,223,000	USD	1,033,581	November 2013	5,777
HSB	MYR	1,300,000	USD	412,738	August 2013	8,474
JPM	MYR	1,886,213	USD	607,868	December 2013	(344)
JPM	MYR	1,295,000	USD	417,568	October 2013	580
JPM	MYR	70,000	USD	21,664	July 2013	1,031
JPM	MYR	2,220,463	USD	712,720	April 2013	10,644
JPM	MYR	4,135,000	USD	1,276,905	June 2013	65,695
BB	NOK	5,165,000	EUR	689,669	August 2013	(9,252)
BB	NOK	15,438,500	EUR	2,051,601	April 2013	32,368
UBS	NOK	4,837,700	EUR	648,877	November 2013	(13,712)
UBS	NOK	5,165,000	EUR	692,452	August 2013	(10,016)
DB	PHP	13,202,000	USD	315,822	September 2013	8,499
DB	PHP	25,384,000	USD	611,416	April 2013	9,586
DB	PHP	19,833,000	USD	474,865	October 2013	12,382
DB	PHP	29,468,000	USD	690,013	January 2013	29,861
DB	PHP	35,700,000	USD	829,577	February 2013	43,897
HSB	PHP	14,143,000	USD	340,688	April 2013	6,281
HSB	PHP	10,000,000	USD	238,447	September 2013	7,220
HSB	PHP	12,322,000	USD	284,218	January 2013	17,056
HSB	PHP	51,205,000	USD	1,229,903	October 2013	28,076
HSB	PHP	42,300,000	USD	983,190	February 2013	51,844
JPM	PHP	6,299,000	USD	151,633	October 2013	3,121
JPM	PHP	13,852,000	USD	333,190	April 2013	6,633
JPM	PHP	13,900,000	USD	323,557	February 2013	16,618
JPM	PHP	15,324,000	USD	352,688	January 2013	21,620
DB	PLN	12,790,000	EUR	3,017,150	August 2013	(91,136)
MS	PLN	1,341,000	EUR	297,934	May 2013	21,827
BB	SEK	617,000	EUR	68,540	June 2013	2,982
DB	SEK	14,090,000	EUR	1,640,413	October 2013	(39,731)
DB	SEK	50,522,868	EUR	5,783,494	December 2013	(21,944)
DB	SEK	10,665,890	EUR	1,169,012	June 2013	71,975
MS	SEK	16,368,194	EUR	1,888,421	July 2013	(23,272)
MS	SEK	556,700	EUR	63,526	December 2013	347
MS	SEK	1,917,400	EUR	210,310	June 2013	11,406
UBS	SEK	13,000,000	EUR	1,534,014	August 2013	(76,461)
UBS	SEK	13,522,280	EUR	1,552,438	July 2013	(11,024)
UBS	SEK	9,747,000	EUR	1,088,515	June 2013	29,019
BB	SGD	2,236,051	USD	1,802,561	February 2013	27,961
DB	SGD	1,583,700	USD	1,256,907	March 2013	39,581
DB	SGD	2,921,550	USD	2,345,993	August 2013	46,193
DB	SGD	3,201,500	USD	2,566,901	February 2013	53,977
HSB	SGD	698,000	USD	560,622	August 2013	10,907
HSB	SGD	1,593,300	USD	1,283,502	February 2013	20,838
HSB	SGD	1,528,000	USD	1,212,996	March 2013	37,893
JPM	SGD	550,000	USD	450,524	March 2013	(270)
JPM	SGD	542,000	USD	443,100	September 2013	731
JPM	SGD	2,636,600	USD	2,113,507	July 2013	45,277
MS	SGD	2,113,440	USD	1,698,907	August 2013	31,531
BB	USD	1,807,632	EUR	1,455,583	August 2013	(117,299)
BB	USD	3,029,495	EUR	2,333,135	February 2013	(50,051)
BB	USD	646,126	EUR	525,000	July 2013	(47,915)
BB	USD	1,412,871	EUR	1,105,041	May 2013	(47,107)
BB	USD	784,508	EUR	628,321	June 2013	(45,762)
BB	USD	1,227,413	EUR	947,679	September 2013	(26,336)
BB	USD	902,873	EUR	688,905	April 2013	(7,052)
BB	USD	180,259	EUR	138,468	November 2013	(3,028)

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ <softreturn> (Depreciation)

BB	USD	74,222	EUR	56,900	October 2013	(1,086)
BB	USD	625,728	EUR	472,920	March 2013	1,357
BB	USD	215,448	JPY	17,921,410	March 2013	8,707
BB	USD	152,190	JPY	12,300,000	April 2013	10,264
BB	USD	1,096,065	JPY	85,800,000	February 2013	106,503
BB	USD	1,964,197	JPY	154,714,000	August 2013	176,793
BB	USD	1,977,132	JPY	151,970,000	January 2013	224,293
CIT	USD	2,725,116	EUR	2,104,547	January 2013	(52,514)
CIT	USD	174,854	EUR	140,049	August 2013	(10,334)
CIT	USD	2,353,527	EUR	1,789,412	March 2013	(8,923)
CIT	USD	890,694	EUR	681,000	February 2013	(8,164)
CIT	USD	739,465	EUR	565,207	May 2013	(7,206)
CIT	USD	219,404	EUR	169,019	July 2013	(4,058)
CIT	USD	152,141	JPY	12,300,000	April 2013	10,215
CIT	USD	324,248	JPY	26,945,000	March 2013	13,428
CIT	USD	186,525	JPY	14,230,000	January 2013	22,328
CIT	USD	344,983	JPY	27,274,000	June 2013	30,134
CIT	USD	1,238,734	JPY	97,662,000	August 2013	110,489
CIT	USD	2,055,731	JPY	163,191,000	May 2013	172,405
CIT	USD	3,333,459	JPY	267,955,958	November 2013	234,529
DB	USD	5,903,111	EUR	4,725,700	June 2013	(341,426)
DB	USD	2,715,152	EUR	2,114,070	November 2013	(83,440)
DB	USD	1,172,164	EUR	945,000	July 2013	(77,271)
DB	USD	4,177,874	EUR	3,212,989	October 2013	(74,003)
DB	USD	5,714,769	EUR	4,383,018	January 2013	(70,082)
DB	USD	2,551,353	EUR	1,976,700	September 2013	(63,794)
DB	USD	742,637	EUR	594,845	August 2013	(43,990)
DB	USD	1,305,696	EUR	1,005,000	May 2013	(21,990)
DB	USD	2,919,269	EUR	2,217,133	March 2013	(7,917)
DB	USD	2,530,508	EUR	1,912,771	December 2013	(2,599)
DB	USD	2,842,135	EUR	2,151,263	April 2013	972
DB	USD	3,571,683	EUR	2,702,000	February 2013	5,174
DB	USD	145,123	JPY	11,207,270	February 2013	15,877
DB	USD	862,998	JPY	69,943,000	November 2013	54,084
DB	USD	919,722	JPY	72,750,000	May 2013	80,130
DB	USD	2,360,083	JPY	184,977,000	August 2013	223,093
DB	USD	2,046,614	JPY	156,893,441	January 2013	236,729
GS	USD	693,986	EUR	560,000	August 2013	(46,552)
HSB	USD	882,231	EUR	713,000	August 2013	(60,510)
HSB	USD	1,840,800	EUR	1,416,000	October 2013	(33,111)
HSB	USD	1,060,136	EUR	810,000	February 2013	(8,989)
HSB	USD	167,242	EUR	130,000	September 2013	(4,763)
HSB	USD	324,198	EUR	246,482	December 2013	(2,193)
HSB	USD	2,010,160	EUR	1,522,934	April 2013	(1,155)
HSB	USD	222,531	EUR	169,000	March 2013	(588)
HSB	USD	225,965	JPY	18,251,000	November 2013	14,884
HSB	USD	582,810	JPY	46,600,000	March 2013	45,347
HSB	USD	1,206,759	JPY	93,958,000	February 2013	123,180
HSB	USD	1,881,676	JPY	144,999,132	January 2013	209,338
HSB	USD	3,993,947	JPY	314,252,000	August 2013	363,378
JPM	USD	1,930,199	EUR	1,550,435	August 2013	(120,145)
JPM	USD	2,250,331	EUR	1,760,286	November 2013	(80,022)
JPM	USD	886,502	EUR	714,000	July 2013	(57,538)
JPM	USD	544,173	EUR	424,212	May 2013	(16,301)
JPM	USD	1,317,791	EUR	1,003,563	April 2013	(7,593)
JPM	USD	475,135	EUR	364,000	December 2013	(6,895)
JPM	USD	61,920	EUR	48,000	September 2013	(1,577)
JPM	USD	724,570	EUR	549,000	February 2013	(127)
JPM	USD	181,218	JPY	14,034,000	September 2013	19,008

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ <softreturn> (Depreciation)

JPM	USD	583,229	JPY	46,600,000	March 2013	45,767
JPM	USD	904,138	JPY	72,212,000	November 2013	69,008
JPM	USD	981,405	JPY	77,230,000	February 2013	90,714
JPM	USD	2,404,995	JPY	189,015,000	August 2013	221,220
MS	USD	759,091	EUR	579,000	March 2013	(5,348)
MS	USD	78,368	EUR	61,500	August 2013	(2,961)
MS	USD	78,463	EUR	61,500	November 2013	(2,952)
MS	USD	458,967	JPY	38,040,000	March 2013	20,162
MS	USD	360,281	JPY	28,500,000	November 2013	30,685
MS	USD	1,209,372	JPY	92,549,000	February 2013	142,089
UBS	USD	2,190,915	EUR	1,762,692	August 2013	(140,121)
UBS	USD	9,701,665	EUR	7,382,000	February 2013	(41,667)
UBS	USD	310,534	EUR	240,017	September 2013	(6,990)
UBS	USD	550,649	EUR	420,000	April 2013	(4,029)
UBS	USD	648,804	JPY	52,000,000	March 2013	49,044
UBS	USD	687,667	JPY	54,379,000	May 2013	60,091
UBS	USD	823,198	JPY	65,703,500	November 2013	63,332
UBS	USD	1,674,977	JPY	131,995,000	August 2013	150,038
UBS	USD	1,553,250	JPY	119,640,000	January 2013	173,361

					Net Appreciation	$ 3,304,452

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of December 31, 2012

Summary of Investments by Country as of December 31, 2012.

Country		Value	Percentage of Fund Investments

Australia	$	13,282,301	5.90%
Brazil		11,259,283	5.00
Hungary		8,678,873	3.86
Iceland		792,680	0.35
Indonesia		8,907,780	3.96
Ireland		22,572,979	10.03
Israel		3,665,889	1.63
Lithuania		1,953,874	0.87
Malaysia		27,976,870	12.44
Mexico		16,692,155	7.42
Peru		4,552,386	2.02
Philippines		1,355,222	0.60
Poland		29,793,995	13.24
Russia		4,937,234	2.20
Serbia		1,460,375	0.65
Singapore		6,084,348	2.70
Slovenia		966,000	0.43
South Korea		33,924,072	15.08
Sweden		11,649,676	5.18
Ukraine		8,391,168	3.73
United States		3,862,364	1.72
Venezuela		524,025	0.23
Vietnam		1,715,700	0.76

Total	$	224,999,249	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Templeton Global Bond Fund

ASSETS:
Investments in securities, fair value(a)	$224,999,249
Cash	46,880,574
Cash denominated in foreign currencies(b)	3,940,866
Interest receivable	2,663,844
Subscriptions receivable	135,255
Unrealized appreciation on forward foreign currency contracts	5,650,773

Total Assets	284,270,561

LIABILITIES:
Payable to investment adviser	300,601
Redemptions payable	2,298,093
Unrealized depreciation on forward foreign currency contracts	2,346,321

Total Liabilities	4,945,015

NET ASSETS	$279,325,546

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,864,184
Paid-in capital in excess of par	248,410,135
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	27,692,674
(Overdistributed) net investment income	(438,069)
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	796,622

TOTAL NET ASSETS	$279,325,546

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	28,641,838

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.75

(a) Cost of investments	$200,619,183
(b) Cost of cash denominated in foreign currencies	$3,932,710

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Templeton Global Bond Fund

INVESTMENT INCOME:
Interest	$10,130,000
Foreign withholding tax	(719,231)

Total Income	9,410,769

EXPENSES:
Management fees	3,274,334

Total Expenses	3,274,334

NET INVESTMENT INCOME	6,136,435

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,232,544
Net realized gain on forward foreign currency contracts	6,508,847

Net realized gain	7,741,391

Net change in unrealized appreciation on investments and foreign currency translations	16,733,840
Net change in unrealized appreciation on forward foreign currency contracts	3,602,371

Net change in unrealized appreciation	20,336,211

Net Realized and Unrealized Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency	28,077,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,214,037

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Templeton Global Bond Fund

OPERATIONS:
Net investment income	$6,136,435	$5,677,900
Net realized gain	7,741,391	6,305,304
Net change in unrealized appreciation (depreciation)	20,336,211	(15,089,084)

Net Increase (Decrease) in Net Assets Resulting from Operations	34,214,037	(3,105,880)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,913,462)	(11,605,259)
From net realized gains	(2,527,769)	(743,925)

Total Distributions	(16,441,231)	(12,349,184)

CAPITAL SHARE TRANSACTIONS:
Shares sold	84,615,331	77,342,180
Shares issued in reinvestment of distributions	16,441,231	12,349,184
Shares redeemed	(58,505,742)	(74,265,616)

Net Increase in Net Assets Resulting from Capital Share Transactions	42,550,820	15,425,748

Total Increase (Decrease) in Net Assets	60,323,626	(29,316)

NET ASSETS:
Beginning of year	219,001,920	219,031,236

End of year (a)	$279,325,546	$219,001,920

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	8,763,435	7,960,089
Shares issued in reinvestment of distributions	1,709,958	1,308,817
Shares redeemed	(6,061,006)	(7,532,014)

Net Increase	4,412,387	1,736,892

(a) Including undistributed and (overdistributed) net investment income:	$(438,069)	$1,836,131

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Templeton Global Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.04		$9.74	$9.02	$8.02	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(a)	0.47	0.29	1.59	1.22
Net realized and unrealized gain (loss)	1.08		(0.62)	0.69	(0.42)	(0.82)

Total From Investment Operations	1.31		(0.15)	0.98	1.17	0.40

LESS DISTRIBUTIONS:
From return of capital	–		–	–	(0.17)	–
From net investment income	(0.51)		(0.52)	(0.23)	–	(2.59)
From net realized gains	(0.09)		(0.03)	(0.03)	–	(0.26)

Total Distributions	(0.60)		(0.55)	(0.26)	(0.17)	(2.85)

NET ASSET VALUE, END OF YEAR	$9.75		$9.04	$9.74	$9.02	$8.02

TOTAL RETURN(b)	14.76%		(1.63%)	10.92%	14.71%	4.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$279,326		$219,002	$219,031	$147,080	$106,630
Ratio of expenses to average net assets	1.30%		1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	2.44%		2.69%	2.86%	4.02%	2.77%
Portfolio turnover rate	32%		36%	22%	39%	62%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2011, Maxim Global Bond Portfolio’s name changed to Maxim Templeton Global Bond Portfolio, which subsequently changed to Great-West Templeton Global Bond Fund on September 24, 2012. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2012

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Government and Government Agency Obligations (Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2012

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Annual Report - December 31, 2012

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Annual Report - December 31, 2012

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $84,068,089 and $59,284,796, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $2,366,499, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $199,752,080. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $26,706,520 and gross depreciation of securities in which there was an excess of tax cost over value of $1,459,351 resulting in net appreciation of $25,247,169.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when the manager believes it may be more cost or tax efficient to use derivative instruments or it provides more liquidity than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of December 31, 2012 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$5,650,773	Unrealized depreciation on forward foreign currency contracts	$2,346,321

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
forward foreign currency contracts	Net realized gain on forward foreign currency contracts	$6,508,847	Net change in unrealized appreciation on forward foreign currency contracts	$3,602,371

The Fund held an average notional value of $211,468,211 on forward foreign currency contracts for the reporting period.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign

Annual Report - December 31, 2012

currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$5,502,827	$(5,502,827)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

		2012		2011
Distributions paid from:
Ordinary income	$	13,913,462	$	11,611,851
Long-term capital gain		2,527,769		737,333

	$	16,441,231	$	12,349,184

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,489,171
Undistributed capital gains	2,329,580

Net accumulated earnings	4,818,751

Net unrealized appreciation on investments	25,247,169
Net unrealized appreciation on futures contracts, forward foreign currency contracts and foreign currency translations	515,755
Capital loss carryforward	–
Post-October losses	(2,530,448)

Tax composition of capital	$28,051,227

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$–	$(2,530,448)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Templeton Global Bond Fund (formerly, Maxim Templeton Global Bond Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Templeton Global Bond Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.    The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013